Notes Payable - Schedule of Future Principal Payments on Notes Payable (Details) - Notes Payable - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2021	$ 744
2021 - 2022	2,276	$ 1,592
2022 -2023	1,932	1,263
2023 - 2024	1,286	886
2024 - 2025	361	464
2025		216
Total	$ 6,599	$ 4,421